Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

Note 24 - Segment Reporting

The Company’s President & Chief Executive Officer, who is the Company’s chief operating decision-maker (“CODM”), assesses the Company’s performance and makes decisions regarding resource allocation based on primarily the operating segments’ revenue, in addition to gross profit. The CODM organizes and manages the business under three reportable segments, consisting of precious metals, other mining and energy.

The Company’s reportable segments for the purposes of assessing performance are presented as follows:

	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$1,548.7	$56.1	$203.8	$1,808.6
Interest revenue	14.2	—	—	14.2
Total Revenue	$1,562.9	$56.1	$203.8	$1,822.8

Expenses
Costs of sales	$156.3	$0.1	$12.4	$168.8
Depletion and depreciation	225.6	14.9	65.6	306.1
Segment gross profit	$1,181.0	$41.1	$125.8	$1,347.9

	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$853.0	$58.7	$193.0	$1,104.7
Interest revenue	8.3	—	—	8.3
Other interest income	0.6	—	—	0.6
Total Revenue	$861.9	$58.7	$193.0	$1,113.6

Expenses
Costs of sales	$116.7	$0.1	$12.2	$129.0
Depletion and depreciation	150.5	11.6	62.6	224.7
Segment gross profit	$594.7	$47.0	$118.2	$759.9

A reconciliation of segment gross profit to consolidated net income before taxes is presented below:

	2025	2024
Segment gross profit	$1,347.9	$759.9

Other operating expenses (income)
General and administrative expenses	$35.3	$32.9
Share-based compensation expense	16.9	8.0
Impairment reversal(1)	(4.8)	—
Gain on disposal of royalty interests(1)	—	(0.3)
Gain on sale of gold and silver bullion(1)	(54.3)	(7.9)
Depreciation	0.6	0.6
Foreign exchange (gain) loss and other (income) expenses	(36.7)	20.7
Income before finance items and income taxes	$1,390.9	$705.9

Finance items
Finance income	$28.2	$60.6
Finance expenses	(3.1)	(2.6)
Net income before income taxes	$1,416.0	$763.9
1.	Amounts were attributed to the precious metals reportable segment for the year ended December 31, 2025 and 2024.

Revenues earned during the years ended December 31, 2025 and 2024 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest and location of the borrower giving rise to interest revenue and other interest income:

	2025	2024
Latin America
Peru	$384.4	$223.7
Chile	251.6	168.9
Brazil	147.5	52.2
Panama	38.3	0.1
Other	145.3	92.3
Canada	354.0	192.8
United States	266.1	205.0
Rest of World	235.6	178.6
	$1,822.8	$1,113.6

For the year ended December 31, 2025, one interest generated 13% of the Company’s revenue, totaling $232.5 million. Comparatively, for the year ended December 31, 2024 two interests generated revenue of 15% and 12%, respectively, totaling $294.1 million.

Royalty, stream and working interests as at December 31, 2025 and 2024 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2025	2024
Latin America
Peru	$715.1	$789.5
Brazil	661.8	673.3
Chile	476.5	509.6
Other	179.5	151.5
Canada	1,930.4	600.4
United States	1,435.8	1,197.4
South Africa	484.8	12.9
Australia	33.3	29.5
Rest of World	125.9	134.7
	$6,043.1	$4,098.8

The Company also holds investments, loans receivable and well equipment in the following geographic area:

	2025	2024
Investments
Canada	$1,140.0	$320.4
United States	1.3	5.1
	$1,141.3	$325.5
Loans receivable
Canada	$-	$110.0
	$-	$110.0
Well equipment(1)
Canada	$6.4	$5.6
	$6.4	$5.6
1	Well equipment is included in other assets, as referenced in Note 11.